Fair Value Measurements on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			$ 0		$ 1
Derivatives-liabilities	(23)		(19)		(8)
Cash equivalents	368		549		646
Pension plan assets			3,997		3,733
Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			524		605
Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			4		6
Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			989		875
Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			774		719
Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			69		5
Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			209		133
Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46		53
Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			1,093		1,124
Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46		58
103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			259		151
Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			(16)		4
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			0	[1]	0	[1]
Derivatives-liabilities	0	[1]	0	[1]	0	[1]
Cash equivalents	368	[1]	549	[1]	646	[1]
Pension plan assets			621	[1]	581	[1]
Level 1 | Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			514	[1]	594	[1]
Level 1 | Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			3	[1]	5	[1]
Level 1 | Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			82	[1]	0	[1]
Level 1 | Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			60	[1]	0	[1]
Level 1 | Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | 103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			(38)	[1]	(18)	[1]
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			0	[2]	1	[2]
Derivatives-liabilities	(23)	[2]	(19)	[2]	(8)	[2]
Cash equivalents	0	[2]	0	[2]	0	[2]
Pension plan assets			3,021	[2]	2,921	[2]
Level 2 | Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			10	[2]	11	[2]
Level 2 | Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			1	[2]	1	[2]
Level 2 | Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			904	[2]	864	[2]
Level 2 | Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			768	[2]	707	[2]
Level 2 | Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	5	[2]
Level 2 | Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	0	[2]
Level 2 | Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	0	[2]
Level 2 | Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			1,033	[2]	1,124	[2]
Level 2 | Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46	[2]	58	[2]
Level 2 | 103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			259	[2]	151	[2]
Level 2 | Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	0	[2]
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			0	[3]	0	[3]
Derivatives-liabilities	0	[3]	0	[3]	0	[3]
Cash equivalents	0	[3]	0	[3]	0	[3]
Pension plan assets			355	[3]	231	[3]
Level 3 | Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			3	[3]	11	[3]
Level 3 | Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			6	[3]	12	[3]
Level 3 | Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			69	[3]	0	[3]
Level 3 | Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			209	[3]	133	[3]
Level 3 | Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46	[3]	53	[3]
Level 3 | Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | 103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			$ 22	[3]	$ 22	[3]

[1]	Quoted prices in active markets for identical assets.
[2]	Quoted prices for similar assets and liabilities in active markets.
[3]	Significant unobservable inputs.